Contingencies (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes of claims with probable chance of loss
Beginning balance	R$ 985,237
Additions, inflation adjustments and exchange variation, net	532,216
Write-offs through usage and payments	(424,808)
Ending balance	1,092,645
Labor claims
Changes of claims with probable chance of loss
Beginning balance	207,827
Additions, inflation adjustments and exchange variation, net	164,962
Write-offs through usage and payments	(115,497)
Ending balance	257,292
Tax
Changes of claims with probable chance of loss
Beginning balance	611,326
Additions, inflation adjustments and exchange variation, net	177,314
Write-offs through usage and payments	(130,596)
Ending balance	658,044
Corporate claims
Changes of claims with probable chance of loss
Beginning balance	105,175
Additions, inflation adjustments and exchange variation, net	169,683
Write-offs through usage and payments	(170,432)
Ending balance	104,426
Civil claims and other
Changes of claims with probable chance of loss
Beginning balance	60,909
Additions, inflation adjustments and exchange variation, net	20,257
Write-offs through usage and payments	(8,283)
Ending balance	R$ 72,883